Nature of Business and Organization (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of investment in significant subsidiaries [Table Text Block]
Name	Background	Ownership
Wimi HK	● A Hong Kong company ● Incorporated on September 4, 2018 ● A holding company	100% owned by Wimi Cayman
Wimi WFOE	● PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) ● Incorporated on September 20, 2018 ● Registered capital of RMB 325,500,000 (USD 50,000,000) ● A holding company	100% owned by Wimi HK
Beijing WiMi	● A PRC limited liability company ● Incorporated on May 27, 2015 ● Registered capital of RMB 5,154,639 (USD 751,055) Primarily engages in Hologram advertising services	VIE of Wimi WFOE
Shenzhen Kuxuanyou Technology Co., Ltd. (“Shenzhen Kuxuanyou”)	● A PRC limited liability company ● Incorporated on June 18, 2012 ● Registered capital of RMB 10,000,000 (USD 1,457,046) Primarily engages in SDK payment channel services	100% owned by Beijing WiMi Acquired in 2015
Shenzhen Yiruan Tianxia Technology Co., Ltd. (“Shenzhen Yiruan”)	● A PRC limited liability company ● Incorporated on January 06, 2016 ● Registered capital of RMB 10,000,000 (USD 1,457,046) Primarily engages in SDK payment channel services	100% owned by Shenzhen Kuxuanyou Technology Co., Ltd.
Shenzhen Yiyun Technology Co., Ltd. (“Shenzhen Yiyun”)	● A PRC limited liability company ● Incorporated on November 15, 2017 ● Registered capital of RMB 10,000,000 (USD 1,457,046) Primarily engages in SDK payment channel services	100% owned by Shenzhen Kuxuanyou Technology Co., Ltd
Korgas Shengyou Information Technology Co., Ltd. (“Korgas Shengyou”)	● A PRC limited liability company ● Incorporated on February 13, 2017 ● Registered capital of RMB 5,000,000 (USD 728,523) Primarily engages in SDK payment channel services	100% owned by Shenzhen Kuxuanyou Technology Co., Ltd
Korgas Wimi Xinghe Network Technology Co., Ltd. (“Korgas Wimi”)	● A PRC limited liability company ● Incorporated on October 18, 2016 ● Registered capital of RMB 5,000,000 (USD 728,523) Primarily engages in Hologram advertising services	100% owned by Beijing WiMi Dissolved in February 2019*
Shenzhen Yitian Internet Technology Co., Ltd. (“Shenzhen Yitian”)	● A PRC limited liability company ● Incorporated on March 08, 2011 ● Registered capital of RMB 20,000,000 (USD 2,914,093) Primarily engages in mobile games development	100% owned by Beijing WiMi Acquired in 2015
Shenzhen Quntian Technology Co., Ltd. (“Shenzhen Qunitan”)	● A PRC limited liability company ● Incorporated on May 22, 2014 ● Registered capital of RMB 20,000,000 (USD 2,914,093) No operations	100% owned by Shenzhen Yitian Internet Technology Co., Ltd Disposed in November 2017**
Korgas 233 Technology Co., Ltd. (“Korgas 233”)	● A PRC limited liability company ● Incorporated on September 15, 2017 ● Registered capital of RMB 1,000,000 (USD 145,705) Primarily engages in mobile games development	100% owned by Shenzhen Yitian Internet Technology Co., Ltd.
Shenzhen Qianhai Wangxin Technology Co., Ltd. (“Shenzhen Qianhai”)	● A PRC limited liability company ● Incorporated on October 16, 2015 ● Registered capital of RMB 5,000,000 (USD 728,523) Primarily engages in AR advertising services	100% owned by Shenzhen Yitian Internet Technology Co., Ltd.
Shenzhen Yiyou Online Technology Co., Ltd. (“YY Online”)	● A PRC limited liability company ● Incorporated on January 14, 2019 ● Registered capital of RMB 100,000 (USD 14,334) Primarily engages in AR advertising services	100% owned by Shenzhen Yitian Internet Technology Co., Ltd.
Shenzhen Yidian Network Technology Co., Ltd. (“Shenzhen Yidian”)	● A PRC limited liability company ● Incorporated on May 20, 2014 ● Registered capital of RMB 10,000,000 (USD 1,457,046) Primarily engages in AR advertising services	100% owned by Beijing WiMi Acquired in 2015
Shenzhen Duodian Cloud Technology Co., Ltd. (“Shenzhen Duodian”)	● A PRC limited liability company ● Incorporated on August 24, 2017 ● Registered capital of RMB 5,000,000 (USD 728,523) Primarily engages in AR advertising services	100% owned by Shenzhen Yidian Network Technology Co., Ltd.
Korgas Duodian Network Technology Co., Ltd. (“Korgas Duodian”)	● A PRC limited liability company ● Incorporated on November 25, 2016 ● Registered capital of RMB 5,000,000 (USD 728,523) Primarily engages in AR advertising services	100% owned by Shenzhen Yidian Network Technology Co., Ltd.
Kashi Duodian Network Technology Co., Ltd. (“Kashi Duodian”)	● A PRC limited liability company ● Incorporated on January 31, 2019 ● Registered capital of RMB 5,000,000 (USD 716,723) Primarily engages in AR advertising services	100% owned by Shenzhen Yidian Network Technology Co., Ltd.
Shenzhen Zhiyun Image Technology Co., Ltd. (“Shenzhen Zhiyun”)	● A PRC limited liability company ● Incorporated on December 3, 2019 ● Registered capital of RMB 5,000,000 (USD 716,723) Primarily engages in AR advertising services	100% owned by Shenzhen Yidian Network Technology Co., Ltd.
Micro Beauty Lightspeed Investment Management HK Limited (“Micro Beauty”)	● A Hong Kong company ● Incorporated on February 22, 2016 ● Registered capital of HKD 100,000 (USD 12,771) Primarily engages in MR software development and licensing	100% owned by Beijing WiMi
Skystar Development Co.,Ltd (“Skystar”)	● A Republic of Seychelles Company ● Incorporated on March 30, 2016 ● Registered capital of USD 50,000 Primarily engages in MR software development and licensing	100% owned by Micro Beauty Lightspeed Investment Management HK Limited Acquired on March 7, 2017
*	Korgas Wimi which had no operations since inception, was dissolved in February 2019, no gain or loss was recognized in the dissolution.
**	Shenzhen Yitian sold Shenzhen Quntian for RMB 156,225 to a third party in November 2017, net assets of Shenzhen Quntian was RMB 21,451, resulting in RMB 134,774 of gain from disposal of subsidiary.